Simplify Opportunistic Income ETF
Schedule of Investments
March 31, 2025 (Unaudited)

Principal Value
U.S. Government Agency Mortgage Backed Securities – 51.9%
Federal National Mortgage Association, Class WF, Series 2025-18, 5.44%, 9/25/2054 .. $ 2,000,000 $ 2,003,652
Federal National Mortgage Association, 3.50%, 4/15/2055 (TBA) ................... 12,200,000 10,991,783
Federal National Mortgage Association, 6.00%, 4/15/2055 (TBA) ................... 38,000,000 38,567,934
Total U.S. Government Agency Mortgage Backed Securities (Cost $51,575,420) ............ 51,563,369
Asset Backed Securities – 29.4%
Allo Issuer LLC, Class C, Series 2025-1A, 144A, 8.10%, 4/20/2055(a)(b) ............. 1,750,000 1,725,416
Ally Bank Auto Credit-Linked Notes Series 2024-B, Class F, Series 2024-B, 144A, 8.04%,
9/15/2032(b) ........................................................... 669,572 673,966
American Express Credit Account Master Trust, Class A, Series 2022-3, 3.75%, 8/15/2027 1,350,000 1,345,839
AMSR 2024-SFR2 Trust, Class E1, Series 2024-SFR2, 144A, 4.15%, 11/17/2041(b) .... 1,000,000 928,246
Anchorage Capital CLO 19 Ltd., Class E, Series 2021-19A, 144A, 12.01%, (3-Month CME
Term SOFR + 7.71%), 10/15/2034(b)(c) ...................................... 1,000,000 984,807
Apidos CLO Lii, Class F, Series 2025-52A, 144A, 10.76%, (3-Month CME Term SOFR +
6.50%), 4/20/2038(a)(b)(c) ................................................ 500,000 500,000
Apidos CLO XXXI, Class A1R, Series 2021-31A, 144A, 5.66%, (3-Month CME Term
SOFR + 1.36%), 4/15/2031(b)(c) ........................................... 4,396,989 4,399,828
Ares LIV CLO Ltd., Class E, Series 2019-54A, 144A, 11.90%, (3-Month CME Term SOFR
+ 7.60%), 10/15/2032(b)(c) ................................................ 1,000,000 997,176
Elmwood CLO XII Ltd., Class FR, Series 2021-5A, 144A, 13.05%, (3-Month CME Term
SOFR + 8.75%), 10/15/2037(b)(c) .......................................... 1,677,000 1,688,818
Frontier Issuer LLC, Class C, Series 2023-1, 144A, 11.50%, 8/20/2053(b) ............. 300,000 317,711
Goldentree Loan Management US CLO 16 Ltd., Class FRR, Series 2025-16A, 144A,
12.07%, (3-Month CME Term SOFR + 7.75%), 1/20/2038(b)(c) ................... 1,000,000 999,725
Goodgreen 2024-1 Ltd., Class C, Series 2024-1A, 144A, 8.50%, 7/15/2056(b) ......... 462,000 455,094
Green Lakes Park CLO LLC 2019-2, Class ERR, Series 2025-1A, 144A, 9.04%, (3-Month
CME Term SOFR + 4.75%), 1/25/2038(b)(c) .................................. 1,000,000 987,503
Hertz Vehicle Financing LLC, Class D, Series 2022-4A, 144A, 6.56%, 9/25/2026(b) ..... 1,000,000 999,298
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class E, Series 2024-2, 144A,
11.84%, (SOFR + 7.50%), 10/20/2032(a)(b)(c) ................................ 626,486 623,323
Huntington Bank Auto Credit-Linked Notes Series 2025-1, Class D, Series 2025-1, 144A,
7.85%, (SOFR + 3.50%), 3/21/2033(a)(b)(c) .................................. 500,000 499,121
Invitation Homes 2024-SFR1 Trust, Class F, Series 2024-SFR1, 144A, 4.50%,
9/17/2041(b) ........................................................... 1,000,000 892,699
Navient Private Education Refi Loan Trust 2021-B, Class R, Series 2021-BA, 144A,
7/15/2069(a)(b) ......................................................... 4,722 1,709,364
New Economy Assets Phase 1 Sponsor LLC, Class B1, Series 2021-1, 144A, 2.41%,
10/20/2061(b) .......................................................... 1,750,000 1,601,904
Octagon Investment Partners XVI Ltd., Class A1R, Series 2013-1A, 144A, 5.58%,
(3-Month CME Term SOFR + 1.28%), 7/17/2030(b)(c) ........................... 447,869 448,035
Saluda Grade Alternative Mortgage Trust 2024-FIG5, Class E, Series 2024-FIG5, 144A,
8.49%, 4/25/2054(b) ..................................................... 821,965 851,710
Uniti Fiber Abs Issuer Llc, Series 2025-1A, 144A, 9.12%, 4/20/2055(b) ............... 2,000,000 2,041,715
Zayo Issuer LLC, Series 2025-1A, 144A, 6.09%, 3/20/2055(b) ...................... 1,000,000 1,009,970
Zayo Issuer LLC, Series 2025-1A, 144A, 8.66%, 3/20/2055(b) ...................... 2,500,000 2,531,096
Total Asset Backed Securities (Cost $29,073,087) .................................... 29,212,364
Corporate Bonds – 16.6%
Auto Manufacturers – 1.8%
Ford Motor Co., 5.29%, 12/8/2046 ............................................ 1,000,000 803,082
Tenneco, Inc., 8.00%, 11/17/2028, 144A(b) ..................................... 1,000,000 954,556
1,757,638

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Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Principal Value
Corporate Bonds (continued)
Communications – 1.8%
GoTo Group, Inc., 5.50%, 5/1/2028, 144A(b) .................................... $ 223,300 $ 94,903
Lumen Technologies, Inc., 7.60%, 9/15/2039, Series P ............................ 2,175,000 1,714,909
1,809,812
Energy – 0.8%
Valaris Ltd., 8.38%, 4/30/2030, 144A(b) ........................................ 750,000 750,587
Financial – 10.0%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/2029, 144A(b) ............. 400,000 363,361
Assured Guaranty Municipal Holdings, Inc., 6.40%, (1-Month USD LIBOR + 2.22%),
12/15/2066, 144A(b)(c) ................................................... 1,000,000 919,909
First Republic Bank, 4.63%, 2/13/2047(d) ...................................... 1,500,000 5,625
Flagstar Bancorp, Inc., 4.13%, (3-Month CME Term SOFR + 3.91%), 11/1/2030(c) ...... 1,109,000 1,036,915
Flagstar Financial, Inc., 7.34%, (3-Month CME Term SOFR + 3.04%), 11/6/2028(c) ..... 2,000,000 1,951,111
Global Atlantic Fin Co., 7.95%, (US 5 Year CMT T-Note + 3.61%), 10/15/2054, 144A(b)(c) 1,000,000 1,040,261
Lincoln National Corp., 6.94%, (3-Month CME Term SOFR + 2.62%), 5/17/2066(c) ..... 1,000,000 823,217
Office Properties Income Trust, 9.00%, 3/31/2029, 144A(b) ........................ 850,000 812,028
PennyMac Corp., 8.50%, 6/1/2029, 144A(b) .................................... 1,000,000 1,044,000
Rithm Capital Corp., 8.00%, 4/1/2029, 144A(b) .................................. 2,000,000 1,990,369
9,986,796
Retail – 1.4%
Kohl's Corp., 6.88%, 12/15/2037 ............................................. 2,250,000 1,394,643
Utilities – 0.8%
NRG Energy, Inc., 10.25%, (US 5 Year CMT T-Note + 5.92%), 9/15/2173, 144A(b)(c) .... 767,000 846,135
Total Corporate Bonds (Cost $15,474,028) .......................................... 16,545,611
Foreign Bonds – 12.9%
Airlines – 3.9%
Azul Investments LLP, 7.25%, 6/15/2026 ....................................... 4,105,000 3,242,950
Azul Investments LLP, 7.25%, 6/15/2026, 144A(b) ............................... 149,000 117,710
Azul Secured Finance LLP, 11.93%, 8/28/2028 .................................. 266,910 233,731
Gol Finance SA, 7.00%, 1/31/2025 ............................................ 3,230,000 322,257
3,916,648
Energy – 0.6%
MC Brazil Downstream Trading SARL, 7.25%, 6/30/2031, 144A(b) .................. 391,275 322,801
Petroleos de Venezuela SA, 6.00%, 5/16/2024 .................................. 1,800,000 249,300
572,101
Financial – 1.6%
Bank of Nova Scotia (The), 7.20%, (3-Month CME Term SOFR + 2.91%), 4/12/2173(c) .. 1,650,000 1,617,256
Government – 6.8%
Bahamas Government International Bond, 9.00%, 6/16/2029, 144A(b) ............... 500,000 521,875
Jamaica Government International Bond, 8.00%, 3/15/2039 ........................ 1,000,000 1,162,610
Mexican Bonos, 7.00%, 9/3/2026, Series M ..................................... MXN 44,000,000 2,109,020
Mexican Bonos, 8.50%, 3/1/2029 ............................................. MXN 40,000,000 1,931,560
Nigeria Government International Bond, 8.38%, 3/24/2029 ......................... 600,000 579,270
Panama Government International Bond, 6.85%, 3/28/2054 ........................ 500,000 438,200
6,742,535
Total Foreign Bonds (Cost $12,638,573) ........................................... 12,848,540

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Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Principal Value
Mortgage Backed Securities – 11.5%
Collateralized Mortgage Backed Securities – 6.9%
Bbcms Mortgage Trust 2025-C32, 4.50%, 2/15/2062 ............................. 1,000,000 $ 766,245
Benchmark 2019-B9 Mortgage Trust, 3.00%, 3/15/2052 ........................... 1,000,000 542,524
Benchmark 2021-B25 Mortgage Trust, 3.20%, 4/15/2054 .......................... 591,160 411,043
CSMC 2021-BHAR, 6.43%, 11/15/2038 ........................................ 170,000 168,507
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU, 9.97%, 12/15/2039 .......... 200,000 200,933
JPMorgan Chase Commercial Mortgage Securities Trust 2021-1440, 5.73%, 3/15/2036 .. 2,000,000 1,830,790
PRKCM 2024-HOME1 Trust, 6.43%, 5/25/2059 .................................. 2,404,952 2,429,713
Wells Fargo Commercial Mortgage Trust 2024-5C2, 4.25%, 11/15/2057 .............. 560,000 498,572
(Cost $6,817,869) ............................................................. 6,848,327
Collateralized Mortgage Obligations – 4.6%
LHOME Mortgage Trust 2024-RTL5, 8.18%, 9/25/2039 ........................... 600,000 602,002
New Residential Mortgage Loan Trust 2024-RTL1, 8.63%, 3/25/2039 ................ 430,000 426,970
NYMT Loan Trust Series 2024-BPL3, 6.90%, 9/25/2039 ........................... 400,000 398,322
Radnor RE 2024-1 Ltd., 8.34%, 9/25/2034 ...................................... 1,150,000 1,189,321
Rain City Mortgage Trust 2024-RTL1, 10.19%, 11/25/2029 ......................... 500,000 502,386
Roc Mortgage Trust 2025-RTL1, 6.99%, 2/25/2040(a) ............................ 1,000,000 1,007,778
Roc Mortgage Trust 2025-RTL1, 8.54%, 2/25/2040(a) ............................ 500,000 503,898
(Cost $4,583,072) ............................................................. 4,630,676
Shares
Common Stocks – 11.2%
Consumer Discretionary – 0.1%
Qurate Group, Inc., Class A, Series A* ......................................... 600,000 120,660
Financial – 11.0%
AGNC Investment Corp. .................................................... 321,550 3,080,449
Annaly Capital Management, Inc. ............................................. 105,190 2,136,409
ARMOUR Residential REIT, Inc., Class REIT ................................... 37,500 641,250
Chimera Investment Corp. .................................................. 70,700 907,081
Other Components ........................................................ 190,780 2,184,431
PennyMac Mortgage Investment Trust ......................................... 86,100 1,261,365
Two Harbors Investment Corp. ............................................... 31,000 414,160
WeWorK, Inc., Class A*(a) .................................................. 20,956 335,296
10,960,441
Information Technology – 0.1%
DSG TopCo Private Equity * (a) ............................................... 2,754 51,637
Total Common Stocks (Cost $11,047,372) .......................................... 11,132,738
Preferred Stocks – 9.5%
Consumer, Discretionary – 1.5%
Qurate Retail, Inc. ......................................................... 58,266 1,503,846
Financial – 8.0%
B Riley Financial, Inc. ...................................................... 74,272 638,739
Chimera Investment Corp., 10.35%, (3-Month CME Term SOFR + 6.05%), Series B(c) .. 74,800 1,785,476
Chimera Investment Corp., 7.75%, (3-Month USD LIBOR + 4.74%), Series C(c) ........ 20,000 450,400
Franklin BSP Realty Trust, Inc., Series E ....................................... 11,300 229,277
MFA Financial, Inc. ........................................................ 20,000 501,400
Rithm Capital Corp., 9.55%, (3-Month CME Term SOFR + 5.23%), Series C(c) ......... 77,696 1,951,723
Rithm Capital Corp., 7.00%, (US 5 Year CMT T-Note + 6.22%), Series D(c) ........... 80,564 1,945,621

Simplify Opportunistic Income ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares Value
Preferred Stocks (continued)
Financial (continued)
Two Harbors Investment Corp., 8.13%, (3-Month USD LIBOR + 5.66%), Series A(c) .... 16,561 $ 409,057
7,911,693
Total Preferred Stocks (Cost $9,767,345) ........................................... 9,415,539
Principal
U.S. Treasury Bills – 8.9%
U.S. Treasury Bill, 4.46%, 4/1/2025 (e) ........................................ $ 500,000 500,000
U.S. Treasury Bill, 4.32%, 4/10/2025 (e) ....................................... 3,150,000 3,146,659
U.S. Treasury Bill, 4.29%, 7/8/2025 (e),(f) ...................................... 5,300,000 5,239,620
Total U.S. Treasury Bills (Cost $8,886,228) ......................................... 8,886,279
Term Loans – 0.1%
Communications – 0.1%
Diamond Sports Group LLC, 15.00%, 1/3/2028
(Cost $63,202) .......................................................... 63,202 57,303
Total Investments – 152.0%
(Cost $149,926,196) ........................................................... $ 151,140,746
Liabilities in Excess of Other Assets – (52.0)% ........................................ (51,705,604)
Net Assets – 100.0% ............................................................ $ 99,435,142
* Non Income Producing
(a) Investment was valued using significant unobservable inputs.
(b) Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased)
subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.
Total fair value of Rule 144A securities amounts to $48,712,980, which represents 48.9% of net assets as of March 31, 2025.
(c) Floating rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d) Defaulted security.
(e) Represents a zero coupon bond. Rate shown reflects the effective yield.
(f) Security or a portion there of, in the amount of $296,577 has been pledged as collateral for TBAs as of March 31, 2025.
Currency Abbreviations:
MXN : Mexican Pesos
Portfolio Abbreviations:
CME : Chicago Mercantile Exchange
CMT : Treasury Constant Maturity Rate
LIBOR : London Interbank Offered Rate
SOFR : Secured Overnight Financing Rate
TBA : To Be Announced
At March 31, 2025, centrally cleared credit default swap contracts outstanding were as follows:
Reference
Entity
Maturity
Date
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate
(1)
Counterparty
Notional
Amount
(2)
Fair Value
Premium
(Paid)/
Received
Unrealized
Appreciation/
(Depreciation)
CDX.NA.HY.44 06/20/2030 Buy
(3)
5.00% MSCS 40,000,000 $ (2,062,430) $ (2,321,948) $ 259,518
Republic of Italy 06/20/2030 Buy
(3)
1.00% MSCS 50,000,000 (1,037,692) (1,038,738) 1,046
$ (3,100,122) $ (3,360,686) $ 260,564

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Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

(1) Payments received quarterly.
(2) The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Abbreviations:
MSCS : Morgan Stanley Capital Services LLC
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Government Agency Mortgage Backed Securities ................................................ 51.9%
Asset Backed Securities ........................................................................ 29.4%
Corporate Bonds .............................................................................. 16.6%
Foreign Bonds ................................................................................ 12.9%
Mortgage Backed Securities ..................................................................... 11.5%
Common Stocks .............................................................................. 11.2%
Preferred Stocks .............................................................................. 9.5%
U.S. Treasury Bills ............................................................................. 8.9%
Term Loans .................................................................................. 0.1%
Total Investments ............................................................................. 152.0%
Liabilities in Excess of Other Assets ............................................................... (52.0)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.